Acquisitions and Divestitures (Consideration Transferred) (Details) (USD $)	3 Months Ended		6 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Chatom Processing, Gathering and Fraftionation Plant [Member] mi	Jul. 02, 2012 Chatom Processing, Gathering and Fraftionation Plant [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of voting interests acquired							87.40%
Cash							$ 51,377,000
Unbilled revenue							4,535,000
Property, plant and equipment, net	314,259,000		314,259,000		223,819,000		58,279,000
Asset retirement obligation liability	(34,250,000)		(34,250,000)		(8,319,000)		452,000
Accounts Payable, Current	(7,001,000)		(7,001,000)		(5,527,000)		(399,000)
Gas Purchase Payable, Current	(18,159,000)		(18,159,000)		(17,034,000)		(3,631,000)
Asset Retirement Obligation, Current							(452,000)
Stockholders' Equity Attributable to Noncontrolling Interest	(7,338,000)		(7,338,000)		(7,438,000)		(7,407,000)
Total identifiable net assets							51,377,000
Business Acquisition, Cost of Acquired Entity, Cash Paid							51,400,000
Chatom Assets Location						15
Capacity of Refrigeration Processing Plant						25
Fractionation unit						1,900
Long-ton per day sulfur recovery						160
Gas gathering system						29
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	12.60%		12.60%
Revenues	77,608,000	43,322,000	137,088,000	88,180,000
Net income (loss)	$ (22,114,000)	$ 2,327,000	$ (25,667,000)	$ 4,018,000